Supplement dated November 25, 2024

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 29, 2024,

as supplemented, for:

Apex VUL®

Issued by C.M. Life Insurance Company in all states except California and New York

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced prospectuses (“Prospectuses”) to reflect updates to the investment choices available through your policy. These changes are effective November 25, 2024.

Addition of New Funds

Beginning November 25, 2024, the following funds will be available as investment choices through your policy. The information in the table below is added to Appendix A of the Prospectuses. For more information about the new funds, please read each fund prospectus.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.52% (*)	17.29%	12.60%	9.91%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 1) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.70% (*)	32.18%	16.83%	11.82%
Large Cap Growth	Macquarie VIP Growth Series (Service) Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited	1.00% (*)	37.92%	18.41%	14.09%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.72% (*)	18.07%	13.42%	12.10%
International / Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.91% (*)	16.17%	8.31%	5.78%
International / Global	American Funds Insurance Series® New World Fund® (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.82% (*)	16.00%	8.64%	4.69%
International / Global	Janus Henderson Overseas Portfolio (Institutional) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.89% (*)	10.87%	11.20%	3.63%

(*) These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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